Verizon Owner Trust 2016-1
Asset-Backed Notes
Sample Receivable Agreed-Upon Procedures

Report To:
Cellco Partnership
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Barclays Capital Inc.
Mitsubishi UFJ Securities (USA), Inc.

30 June 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures
Cellco Partnership
1 Verizon Way
Basking Ridge, NJ 07920

Merrill Lynch, Pierce, Fenner & Smith Incorporated
One Bryant Park, 11th Floor
New York, NY 10036

Barclays Capital Inc.
745 Seventh Avenue
New York, New York 10019

Mitsubishi UFJ Securities (USA), Inc.
1221 Avenue of the Americas, 6th Floor
New York, New York 10020

Re: Verizon Owner Trust 2016-1 Asset-Backed Notes (the “Notes”) Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Verizon ABS LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a revolving pool of device payment plan agreements (the “Receivables”) relating to the Verizon Owner Trust 2016‑1 securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Cellco Partnership d/b/a Verizon Wireless (the “Sponsor”), on behalf of the Depositor, provided us with:
a.	Electronic data files:
i.	Labeled “Loan_Tape_0607_Listing.txt” (the “Preliminary Receivable Listing Data File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (the “Receivable Numbers”) corresponding to certain device payment plan agreements (the “Preliminary Receivables”) that are expected to be representative of the Receivables,
ii.	Labeled “Final Sample.xlsx” (the “Sample Receivable Listing”) that the Sponsor, on behalf of the Depositor, indicated contains a list of 1,000 of the Preliminary Receivables (the “Sample Receivables”) in the Sample Selection (as defined in Attachment A),
iii.	Labeled “Loan_Tape_0607_Listing Final.txt” and the corresponding record layout and decode information (the “Data File,” together with the Preliminary Receivable Listing Data File and Sample Receivable Listing, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 7 June 2016 (the “Statistical Cutoff Date”) on certain device payment plan agreements (the “Statistical Receivables”) that are expected to be representative of the Receivables,
iv.	Labeled “finey t9 east.txt,” “finey t9 nrth.txt,” “finey t9 west.txt” and “E&Y FICO Review.txt” (collectively, the “Vision & Data Warehouse File”) that the Sponsor, on behalf of the Depositor, indicated contain information from the Sponsor’s computerized loan servicing system (the “Vision System”) relating to each Sample Receivable and
v.	Labeled “Operating System Mapping.xlsx,” “Payment Type and Tenure Mapping.xlsx” and “Last Payment Channel Logic.xlsx” (collectively, the “Vision Report Mapping Files”) that the Sponsor, on behalf of the Depositor, indicated contain decode information related to the:
1)	Operating system corresponding to the product description of each Sample Receivable, as shown on the Vision & Data Warehouse File,
2)	Last payment tender type corresponding to the payment media code, of each Sample Receivable, as shown on the Vision & Data Warehouse File, and
3)	Last payment channel corresponding to the payment source code of each Sample Receivable, as shown on the Vision & Data Warehouse File,
b.	Imaged copies of:
i.	The retail installment sales contract (the “Contract”) and
ii.	Certain printed screen shots from the Vision System (the “System Screen Shots,” together with the Contract, Vision & Data Warehouse File and Vision Report Mapping Files, the “Source Documents”)
relating to each Sample Receivable,
c.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File, which are listed on Exhibit 1 to Attachment A,
d.	Instructions, assumptions and methodologies (the “Original Tenure Classification Methodology”), which are shown on Exhibit 2 to Attachment A, relating to the recalculation of the original tenure classification for each Sample Receivable and
e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Provided Data Files, Source Documents, Sample Characteristics, Original Tenure Classification Methodology and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Preliminary Receivable Listing Data File, Sample Receivable Listing, Source Documents, Original Tenure Classification Methodology or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Receivables, Statistical Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originators of the Receivables complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 June  2016

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 1,200 Preliminary Receivables from the Preliminary Receivable Listing Data File (the “Sample Selection”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Preliminary Receivables they instructed us to randomly select from the Preliminary Receivable Listing Data File.

2.	For the purpose of the procedures described in this report, the 1,000 Sample Receivables selected by the Sponsor, on behalf of the Depositor, are referred to as Sample Receivable numbers 1 through 1,000.

The Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the criteria for the selection of the Sample Receivables from the Sample Selection.

3.	For each device payment plan agreement on the Preliminary Receivable Listing Data File and Data File, we compared the Receivable Number, as shown on the Preliminary Receivable Listing Data File, to the corresponding Receivable Number, as shown on the Data File, and noted that:
a.	All of the Statistical Receivables included on the Data File were included on the Preliminary Receivable Listing Data File,
b.	407,562 of the Preliminary Receivables included on the Preliminary Receivable Listing Data File were not included on the Data File (the “Removed Preliminary Receivables”) and
c.	None of the Removed Preliminary Receivables were Sample Receivables.

4.	For each Sample Receivable, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note(s)

Receivable number	Contract and Vision & Data Warehouse File	i.
Interest rate	Contract	ii.
Original loan amount	Contract or System Screen Shots	iii.
Phone cost	Contract or System Screen Shots	iv.
Monthly payment amount	Contract or System Screen Shots	iii.
Loan first payment amount	Contract or System Screen Shots	iii.
Payment frequency	Contract or System Screen Shots	iii.
Down payment amount	Contract or System Screen Shots	iii.
FICO score	Vision & Data Warehouse File
Account Number	Vision & Data Warehouse File	i.
Customer ID	Vision & Data Warehouse File	i.
Outlet ID	Vision & Data Warehouse File
Legal Entity ID	Vision & Data Warehouse File
Customer type	Vision & Data Warehouse File
State	Vision & Data Warehouse File or System Screen Shots	v.
Customer establish date	Vision & Data Warehouse File or System Screen Shots	vi.
Account establish date	Vision & Data Warehouse File
Date of loan	Vision & Data Warehouse File
Number of lines in service on account	Vision & Data Warehouse File or System Screen Shots	vii.
Number of device payments on account	Vision & Data Warehouse File or System Screen Shots	viii.
Last payment amount	Vision & Data Warehouse File or System Screen Shots	ix., x.
Last billed amount to customer	Vision & Data Warehouse File
Last payment tender type	a) Vision & Data Warehouse File and Vision Report Mapping File or b) System Screen Shots	xi.
Last payment channel	Vision & Data Warehouse File and Vision Report Mapping File	xii.
Description of retail outlet	Vision & Data Warehouse File	xiii.

Exhibit 1 to Attachment A

Sample Characteristic	Source Document(s)	Note(s)

Operating system	Vision & Data Warehouse File and Vision Report Mapping File	xiv.
Loan program and upgrade eligibility	Vision & Data Warehouse File	xv.
Original tenure classification	a) Vision & Data Warehouse File and recalculation or b) Vision & Data Warehouse File, System Screen Shots and recalculation	xvi.
Current loan balance	Vision & Data Warehouse File and recalculation	xvii.
Current amount outstanding	Vision & Data Warehouse File and recalculation	xviii.
Insurance flag	Vision & Data Warehouse File or System Screen Shots	xix.

Notes:
i.	For identification purposes only.

ii.	For the purpose of comparing the interest rate Sample Characteristic for each Sample Receivable (except for Sample Receivable numbers 118, 144, 210, 273, 348, 455, 514, 563, 770, 786 and 944), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

We were instructed by the Sponsor, on behalf of the Depositor, not to compare the interest rate Sample Characteristic for Sample Receivable numbers 118, 144, 210, 273, 348, 455, 514, 563, 770, 786 and 944.

iii.	For the purpose of comparing the original loan amount, monthly payment amount, loan first payment amount, payment frequency and down payment amount Sample Characteristics for each Sample Receivable (except for Sample Receivable numbers 118, 144, 210, 273, 348, 455, 514, 563, 770, 786 and 944), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the original loan amount, monthly payment amount, loan first payment amount, payment frequency and down payment amount Sample Characteristics for Sample Receivable numbers 118, 144, 210, 273, 348, 455, 514, 563, 770, 786 and 944, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

Exhibit 1 to Attachment A

Notes:  (continued)

iv.	For the purpose of comparing the phone cost Sample Characteristic for each Sample Receivable (except for Sample Receivable numbers 118, 144, 210, 273, 348, 455, 514, 563, 770, 786 and 944), the Sponsor, on behalf of the Depositor, instructed us to use the total sales price, as shown on the Contract, or if the Contract did not contain the total sales price, the original loan amount, as shown on the Contract.

For the purpose of comparing the phone cost Sample Characteristic for Sample Receivable numbers 118, 144, 210, 273, 348, 455, 514, 563, 770, 786 and 944, the Sponsor, on behalf of the Depositor, instructed us to use the total sales price, as shown on the System Screen Shots, or if the System Screen Shots did not contain the total sales price, the total cost, as shown on the System Screen Shots.

v.	For the purpose of comparing the state Sample Characteristic for each Sample Receivable (except for Sample Receivable number 367); the Sponsor, on behalf of the Depositor, instructed us to use the Vision & Data Warehouse File as the Source Document.

For the purpose of comparing the state Sample Characteristic for Sample Receivable number 367, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

vi.	For the purpose of comparing the customer establish date Sample Characteristic for each Sample Receivable (except for Sample Receivable numbers 91, 131, 151, 179, 322, 361, 389, 591, 602, 619, 637, 714, 815 and 828), the Sponsor, on behalf of the Depositor, instructed us to use the Vision & Data Warehouse File as the Source Document.

For the purpose of comparing the customer establish date Sample Characteristic for Sample Receivable numbers 91, 131, 151, 179, 322, 361, 389, 591, 602, 619, 637, 714, 815 and 828, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

vii.	For the purpose of comparing the number of lines in service on account Sample Characteristic for each Sample Receivable (except for Sample Receivable numbers 223, 326 and 394), the Sponsor, on behalf of the Depositor, instructed us to use the Vision & Data Warehouse File as the Source Document.

For the purpose of comparing the number of lines in service on account Sample Characteristic for Sample Receivable numbers 223, 326 and 394, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

Exhibit 1 to Attachment A

Notes:  (continued)

viii.	For the purpose of comparing the number of device payments on account Sample Characteristic for each Sample Receivable (except for Sample Receivable numbers 26, 28, 128, 167, 176, 378, 533, 551, 581, 613, 807 and 991), the Sponsor, on behalf of the Depositor, instructed us to use the Vision & Data Warehouse File as the Source Document.

For the purpose of comparing the number of device payments on account Sample Characteristic for Sample Receivable numbers 26, 28, 128, 167, 176, 378, 533, 551, 581, 613, 807 and 991, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

ix.	For the purpose of comparing the last payment amount Sample Characteristic for each Sample Receivable (except for Sample Receivable numbers 96, 289, 360, 390, 685, 690 and 848), the Sponsor, on behalf of the Depositor, instructed us to use the Vision & Data Warehouse File as the Source Document.

For the purpose of comparing the last payment amount Sample Characteristic for Sample Receivable numbers 96, 289, 360, 390, 685, 690 and 848, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

x.	For the purpose of comparing the last payment amount Sample Characteristic for each Sample Receivable (except for Sample Receivable numbers 96, 289, 360, 390, 685, 690 and 848), the Sponsor, on behalf of the Depositor, instructed us to note agreement with a value of “?,” as shown on the Data File, if the corresponding last payment amount value was “<blank>,” as shown on the Vision & Data Warehouse File.

xi.	For the purpose of comparing the last payment tender type Sample Characteristic for each Sample Receivable (except for Sample Receivable number 848), the Sponsor, on behalf of the Depositor, instructed us to use the last payment tender type, as shown on the Vision Report Mapping Files, corresponding to the payment media code, as shown on the Vision & Data Warehouse File.

For the purpose of comparing the last payment tender type Sample Characteristic for Sample Receivable number 848, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a value of “?,” as shown on the Data File, if the corresponding last payment tender type value was “<blank>,” as described in this note xi.

xii.	For the purpose of comparing the last payment channel Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the last payment channel, as shown on the Vision Report Mapping Files, corresponding to the payment source code, as shown on the Vision & Data Warehouse File.

Exhibit 1 to Attachment A

Notes:  (continued)

xiii.	For the purpose of comparing the description of retail outlet Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviations or truncations.

xiv.	For the purpose of comparing the operating system Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the operating system, as shown on the Vision Report Mapping Files, corresponding to the product description, as shown on the Vision & Data Warehouse File.

xv.	For the purpose of comparing the loan program and upgrade eligibility Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a value of:
a.	“24_ 50.00_UO,” as shown on the Data File, if the corresponding loan term month quantity, loan edge up percent and upgrade option code values are “24,” “50” and “UO,” respectively, as shown on the Vision & Data Warehouse File, and
b.	“24_ 100.00_DP,” as shown on the Data File, if the corresponding loan term month quantity, loan edge up percent and upgrade option code values are “24,” “100” and “DP,” respectively, as shown on the Vision & Data Warehouse File.

xvi.	For the purpose of comparing the original tenure classification Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original tenure classification of each Sample Receivable using the Original Tenure Classification Methodology, as shown on Exhibit 2 to Attachment A.

xvii.	For the purpose of comparing the current loan balance Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current loan balance of each Sample Receivable by subtracting the:
a.	Total applied payment amount from
b.	Installment loan amount,
both as shown on the Vision & Data Warehouse File.

xviii.	For the purpose of comparing the current amount outstanding Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current amount outstanding of each Sample Receivable by:
a.	Subtracting the:
i.	Payment made from
ii.	Previous invoice amount,
both as shown on the Vision & Data Warehouse File,
b.	Adding the result obtained in a. above to the balance adjustment, as shown on the Vision & Data Warehouse File, and
c.	Rounding the result obtained in b. above to two decimal places.

Exhibit 1 to Attachment A

Notes:  (continued)

xix.	For the purpose of comparing the insurance flag Sample Characteristic for each Sample Receivable (except for Sample Receivable numbers 83 and 926), the Sponsor, on behalf of the Depositor, instructed us to use:
a.	“N” for Sample Receivables with an offering description value of “0,” as shown on the Vision & Data Warehouse File, and
b.	“Y” for all other Sample Receivables (except for Sample Receivable numbers 83 and 926).

For the purpose of comparing the insurance flag Sample Characteristic for Sample Receivable numbers 83 and 926, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Original Tenure Classification Methodology

For the purpose of recalculating the original tenure classification for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to:

a.	Recalculate the tenure (the “Tenure”) of each Sample Receivable by subtracting the:
i.	Customer establish date from
ii.	Date of loan,
both as shown on the Data File.

b.	Use the:
i.	Tenure calculated in a. above and
ii.	Decode table that is shown below, which was provided by the Sponsor, on behalf of the Depositor, to recalculate the original tenure classification value for each Sample Receivable.

Tenure	Original Tenure Classification
< 210	New
>= 210 and < 365	Exist 7-12 Mo
>= 365 and < 730	Exist 1-2 Yr
>= 730 and < 1,095	Exist 2-3 Yr
>= 1,095 and < 1,460	Exist 3-4 Yr
>= 1,460 and < 1,825	Exist 4-5 Yr
>= 1,825	Exist 5+ Yr

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described above.